Cover	Sep. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Entity File Number	000-56728
Entity Registrant Name	LAGO Evergreen Credit
Entity Central Index Key	0002043759
Entity Tax Identification Number	33-1867642
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10 S. Wacker Drive
Entity Address, Address Line Two	Suite 3540
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(773)
Local Phone Number	417-5246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false